Borrowings - Maturity analysis for non-derivative financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 52,551	€ 55,615
Effect of discount/financing rates	(9,292)	(9,041)
Total borrowings	(43,259)	(46,574)
Within one year
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	11,316	14,127
In more than one year but less than two years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,598	5,366
In more than two years but less than three years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,943	3,223
In more than three years but less than four years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,819	4,482
In more than four years but less than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,718	4,287
In more than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	25,157	24,130
Bank loans
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,425	3,717
Effect of discount/financing rates	(109)	(109)
Total borrowings	(3,316)	(3,608)
Bank loans | Within one year
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,251	909
Bank loans | In more than one year but less than two years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	748	1,168
Bank loans | In more than two years but less than three years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	507	721
Bank loans | In more than three years but less than four years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	569	569
Bank loans | In more than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	350	350
Commercial paper
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,715	3,660
Effect of discount/financing rates	(3)	(12)
Total borrowings	(2,712)	(3,648)
Commercial paper | Within one year
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,715	3,660
Bonds
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	26,146	23,948
Effect of discount/financing rates	(4,280)	(3,943)
Total borrowings	(21,866)	(20,005)
Bonds | Within one year
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,498	1,810
Bonds | In more than one year but less than two years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	393	2,650
Bonds | In more than two years but less than three years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,893	2,080
Bonds | In more than three years but less than four years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,869	2,369
Bonds | In more than four years but less than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	791	3,010
Bonds | In more than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	14,702	12,029
Other liabilities
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,281	4,932
Effect of discount/financing rates		5
Total borrowings	(3,281)	(4,937)
Other liabilities | Within one year
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,002	4,606
Other liabilities | In more than one year but less than two years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	34	21
Other liabilities | In more than two years but less than three years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	25	56
Other liabilities | In more than three years but less than four years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	22	22
Other liabilities | In more than four years but less than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	26	24
Other liabilities | In more than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	172	203
Loans in designated hedge relationships
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	16,984	19,358
Effect of discount/financing rates	(4,900)	(4,982)
Total borrowings	(12,084)	(14,376)
Loans in designated hedge relationships | Within one year
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	850	3,142
Loans in designated hedge relationships | In more than one year but less than two years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,423	1,527
Loans in designated hedge relationships | In more than two years but less than three years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,518	366
Loans in designated hedge relationships | In more than three years but less than four years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	359	1,522
Loans in designated hedge relationships | In more than four years but less than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,901	1,253
Loans in designated hedge relationships | In more than five years
Maturity analysis for non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 9,933	€ 11,548